Summary of Liabilities for Guarantees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	$ 30,229	[1]	$ 28,548	[2]
Less reinsurance recoverables	8,542		10,747
Net balance	21,687		17,801
Incurred guarantee benefits	4,905		3,886
Paid guarantee benefits	0		0
Net change	4,905		3,886
Net balance	26,592		21,687
Plus reinsurance recoverables	4,872		8,542
Gross balance	31,464	[3]	30,229	[1]
Liability for guarantees related to death benefits and interest-sensitive life products
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	23,256	[1]	19,532	[2]
Less reinsurance recoverables	1,574		1,735
Net balance	21,682		17,797
Incurred guarantee benefits	4,905		3,885
Paid guarantee benefits	0		0
Net change	4,905		3,885
Net balance	26,587		21,682
Plus reinsurance recoverables	1,340		1,574
Gross balance	27,927	[3]	23,256	[1]
Liability for guarantees related to income benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	961	[1]	1,579	[2]
Less reinsurance recoverables	956		1,575
Net balance	5		4
Incurred guarantee benefits			1
Paid guarantee benefits	0		0
Net change			1
Net balance	5		5
Plus reinsurance recoverables	457		956
Gross balance	462	[3]	961	[1]
Liability for guarantees related to accumulation and withdrawal benefits
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Gross balance	6,012	[1]	7,437	[2]
Less reinsurance recoverables	6,012		7,437
Paid guarantee benefits	0		0
Plus reinsurance recoverables	3,075		6,012
Gross balance	$ 3,075	[3]	$ 6,012	[1]

[1]	Included in the total liability balance as of December 31, 2016 are reserves for variable annuity death benefits of $1.6 million, variable annuity income benefits of $0.9 million, variable annuity accumulation benefits of $5.7 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $21.7 million.
[2]	Included in the total liability balance as of December 31, 2015 are reserves for variable annuity death benefits of $1.7 million, variable annuity income benefits of $1.6 million, variable annuity accumulation benefits of $6.8 million, variable annuity withdrawal benefits of $0.7 million and other guarantees of $17.8 million.
[3]	Included in the total liability balance as of December 31, 2017 are reserves for variable annuity death benefits of $1.3 million, variable annuity income benefits of $0.5 million, variable annuity accumulation benefits of $2.8 million, variable annuity withdrawal benefits of $0.3 million and other guarantees of $26.6 million.